Note 7 - Convertible Debt (PIK Notes) - Terms of Debt (Details) - USD ($)		12 Months Ended
	Nov. 03, 2014	Dec. 31, 2017	Dec. 31, 2016
Cash Received		$ 199,061	$ 240,340
Series 2023 Notes [Member]
Inception Date	Aug. 01, 2013
Cash Received	$ 10,500,000
Principal (Initial Liability)	$ 10,500,000
Maturity (Term)	Aug. 01, 2023
Exercise Price (in dollars per share)	$ 0.59
Stated Interest	10.00%
Derivative Liability	$ 2,055,000
Series A Notes [Member]
Inception Date	Nov. 03, 2014
Cash Received	$ 12,500,000
Principal (Initial Liability)	$ 19,848,486
Maturity (Term)	May 01, 2023
Exercise Price (in dollars per share)	$ 0.40
Stated Interest	10.00%
Derivative Liability	$ 9,212,285